UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21563
Investment Company Act File Number

Eaton Vance Short Duration Diversified Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Short Duration Diversified Income Fund	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 49.4%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 1.2%
		ACTS Aero Technical Support & Service, Inc.
	188	Term Loan, 0.00%, Maturing October 5, 2014(2)	$64,782
		AWAS Capital, Inc.
	484	Term Loan - Second Lien, 6.25%, Maturing March 22, 2013	389,839
		DAE Aviation Holdings, Inc.
	112	Term Loan, 4.00%, Maturing July 31, 2014	105,762
	115	Term Loan, 4.00%, Maturing July 31, 2014	108,383
		Evergreen International Aviation
	262	Term Loan, 10.50%, Maturing October 31, 2011(3)	211,754
		Hawker Beechcraft Acquisition
	1,856	Term Loan, 2.24%, Maturing March 26, 2014	1,410,910
	110	Term Loan, 2.25%, Maturing March 26, 2014	83,701
		Hexcel Corp.
	383	Term Loan, 6.50%, Maturing May 21, 2014	386,866
		TransDigm, Inc.
	1,000	Term Loan, 2.25%, Maturing June 23, 2013	978,750
		Vought Aircraft Industries, Inc.
	121	Term Loan, 7.50%, Maturing December 17, 2011	121,515
	365	Term Loan, 7.50%, Maturing December 17, 2011	365,997

			$4,228,259

Air Transport — 0.2%
		Delta Air Lines, Inc.
	500	Term Loan, 2.17%, Maturing April 30, 2012	$439,583
	341	Term Loan - Second Lien, 3.50%, Maturing April 30, 2014	297,101

			$736,684

Automotive — 2.3%
		Accuride Corp.
	536	Term Loan, 10.00%, Maturing January 31, 2012	$537,595
		Adesa, Inc.
	738	Term Loan, 2.99%, Maturing October 18, 2013	718,897
		Allison Transmission, Inc.
	789	Term Loan, 3.00%, Maturing September 30, 2014	726,473
		Dayco Products, LLC
EUR	103	Term Loan, 7.00%, Maturing November 13, 2014	126,457
	118	Term Loan, 10.50%, Maturing November 13, 2014	110,582
	17	Term Loan, 12.50%, Maturing November 13, 2014(3)	15,874
		Federal-Mogul Corp.
	291	Term Loan, 2.17%, Maturing December 27, 2014	247,110
	225	Term Loan, 2.17%, Maturing December 27, 2015	191,311
		Ford Motor Co.
	483	Term Loan, 3.26%, Maturing December 15, 2013	453,067
		Goodyear Tire & Rubber Co.
	3,175	Term Loan - Second Lien, 2.34%, Maturing April 30, 2010	2,965,980
		HLI Operating Co., Inc.
EUR	27	Term Loan, 0.00%, Maturing May 30, 2014(2)	3,403
EUR	1,297	Term Loan, 0.00%, Maturing May 30, 2014(2)	161,866
		Keystone Automotive Operations, Inc.
	235	Term Loan, 3.75%, Maturing January 12, 2012	161,965
		LKQ Corp.
	230	Term Loan, 2.48%, Maturing October 12, 2014	226,365
		TriMas Corp.
	1,070	Term Loan, 6.00%, Maturing August 2, 2011	1,038,203
	295	Term Loan, 6.00%, Maturing December 15, 2015	281,520

			$7,966,668

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Beverage and Tobacco — 0.1%
		Culligan International Co.
EUR	300	Term Loan - Second Lien, 5.21%, Maturing May 31, 2013	$174,006

			$174,006

Building and Development — 0.8%
		Brickman Group Holdings, Inc.
	587	Term Loan, 2.25%, Maturing January 23, 2014	$558,294
		Building Materials Corp. of America
	388	Term Loan, 3.00%, Maturing February 22, 2014	380,724
		Epco/Fantome, LLC
	420	Term Loan, 2.86%, Maturing November 23, 2010	386,400
		Mueller Water Products, Inc.
	209	Term Loan, 5.25%, Maturing May 24, 2014	207,346
		Panolam Industries Holdings, Inc.
	134	Term Loan, 8.25%, Maturing December 31, 2013	121,636
		Realogy Corp.
	253	Term Loan, 3.23%, Maturing September 1, 2014	226,117
	941	Term Loan, 3.25%, Maturing September 1, 2014	839,863

			$2,720,380

Business Equipment and Services — 5.0%
		Activant Solutions, Inc.
	469	Term Loan, 2.29%, Maturing May 1, 2013	$448,427
		Acxiom Corp.
	429	Term Loan, 3.25%, Maturing March 15, 2015	428,114
		Affiliated Computer Services
	495	Term Loan, 2.23%, Maturing March 20, 2013	493,604
		Affinion Group, Inc.
	1,394	Term Loan, 2.73%, Maturing October 17, 2012	1,357,768
		Allied Barton Security Service
	198	Term Loan, 6.75%, Maturing February 21, 2015	200,655
		Education Management, LLC
	1,407	Term Loan, 2.06%, Maturing June 1, 2013	1,354,494
		Info USA, Inc.
	80	Term Loan, 2.01%, Maturing February 14, 2012	77,868
		Intergraph Corp.
	921	Term Loan, 2.26%, Maturing May 29, 2014	904,327
		Mitchell International, Inc.
	190	Term Loan, 2.31%, Maturing March 28, 2014	175,482
		N.E.W. Holdings I, LLC
	251	Term Loan, 2.73%, Maturing May 22, 2014	240,994
		Protection One, Inc.
	145	Term Loan, 2.48%, Maturing March 31, 2012	139,471
	823	Term Loan, 4.48%, Maturing March 31, 2014	792,155
		Quintiles Transnational Corp.
	883	Term Loan, 2.25%, Maturing March 31, 2013	857,220
		Sabre, Inc.
	1,365	Term Loan, 2.49%, Maturing September 30, 2014	1,223,207
		Serena Software, Inc.
	1,193	Term Loan, 2.26%, Maturing March 10, 2013	1,106,044
		Sitel (Client Logic)
	273	Term Loan, 5.74%, Maturing January 29, 2014	252,711
		SunGard Data Systems, Inc.
	82	Term Loan, 1.98%, Maturing February 11, 2013	79,117
	2,306	Term Loan, 3.90%, Maturing February 28, 2016	2,273,213
		Ticketmaster
	971	Term Loan, 7.00%, Maturing July 22, 2014	966,571
		Travelport, LLC
EUR	526	Term Loan, 2.89%, Maturing August 23, 2013	704,107
		Valassis Communications, Inc.
	108	Term Loan, 2.01%, Maturing March 2, 2014	104,899
	478	Term Loan, 2.01%, Maturing March 2, 2014	466,106

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		VWR International, Inc.
	945	Term Loan, 2.73%, Maturing June 28, 2013	$882,627
		West Corp.
	680	Term Loan, 2.61%, Maturing October 24, 2013	656,405
	988	Term Loan, 4.11%, Maturing July 15, 2016	980,498

			$17,166,084

Cable and Satellite Television — 4.0%
		Cequel Communications, LLC
	377	Term Loan, 6.25%, Maturing May 5, 2014	$381,133
	475	Term Loan - Second Lien, 4.73%, Maturing May 5, 2014	466,263
		Charter Communications Operating, Inc.
	1,952	Term Loan, 2.26%, Maturing April 28, 2013	1,820,914
		CSC Holdings, Inc.
	1,473	Term Loan, 2.00%, Maturing March 29, 2013	1,439,257
		CW Media Holdings, Inc.
	1,185	Term Loan, 3.50%, Maturing February 15, 2015	1,110,177
		Insight Midwest Holdings, LLC
	1,029	Term Loan, 2.25%, Maturing April 6, 2014	995,599
		Kabel Deutschland GmbH
EUR	1,000	Term Loan, 2.18%, Maturing March 31, 2012	1,371,768
		MCC Iowa, LLC
	1,965	Term Loan, 1.96%, Maturing January 31, 2015	1,861,418
		ProSiebenSat.1 Media AG
EUR	9	Term Loan, 2.59%, Maturing June 26, 2015	11,607
EUR	232	Term Loan, 2.59%, Maturing June 26, 2015	285,984
EUR	62	Term Loan, 3.34%, Maturing March 2, 2015	63,383
EUR	62	Term Loan, 3.59%, Maturing March 2, 2016	63,383
		UPC Broadband Holding B.V.
EUR	1,394	Term Loan, 4.21%, Maturing December 31, 2016	1,828,536
EUR	1,006	Term Loan, 4.99%, Maturing December 31, 2017	1,323,599
		YPSO Holding SA
EUR	96	Term Loan, 4.43%, Maturing July 28, 2014(3)	115,582
EUR	156	Term Loan, 4.43%, Maturing July 28, 2014(3)	188,580
EUR	248	Term Loan, 4.43%, Maturing July 28, 2014(3)	299,498

			$13,626,681

Chemicals and Plastics — 3.3%
		Ashland, Inc.
	175	Term Loan, 7.65%, Maturing November 20, 2014	$177,950
		Brenntag Holding GmbH and Co.
EUR	1,128	Term Loan, 7.98%, Maturing December 23, 2013(3)	1,548,478
		Celanese Holdings, LLC
	1,477	Term Loan, 2.00%, Maturing April 2, 2014	1,426,199
		Cognis GmbH
	400	Term Loan, 2.25%, Maturing September 15, 2013	387,750
		Huntsman International, LLC
	2,475	Term Loan, 2.00%, Maturing August 16, 2012	2,371,781
		INEOS Group
	1,205	Term Loan, 9.50%, Maturing December 14, 2013	1,124,418
	1,205	Term Loan, 10.00%, Maturing December 14, 2014	1,124,419
		Kranton Polymers, LLC
	428	Term Loan, 2.25%, Maturing May 12, 2013	410,462
		MacDermid, Inc.
EUR	361	Term Loan, 2.64%, Maturing April 12, 2014	403,646
		Millenium Inorganic Chemicals
	300	Term Loan - Second Lien, 6.00%, Maturing October 31, 2014	256,500
		Rockwood Specialties Group, Inc.
EUR	1,418	Term Loan, 6.25%, Maturing May 15, 2014	1,958,510

			$11,190,113

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Clothing/Textiles — 0.0%
		St. John Knits International, Inc.
	105	Term Loan, 9.25%, Maturing March 23, 2012	$97,078

			$97,078

Conglomerates — 1.7%
		Doncasters (Dunde HoldCo 4 Ltd.)
	114	Term Loan, 4.24%, Maturing July 13, 2015	$100,728
	114	Term Loan, 4.74%, Maturing July 13, 2015	100,728
GBP	250	Term Loan - Second Lien, 6.55%, Maturing January 13, 2016	313,706
		Jarden Corp.
	102	Term Loan, 2.00%, Maturing January 24, 2012	100,488
	502	Term Loan, 2.00%, Maturing January 24, 2012	498,817
	248	Term Loan, 2.75%, Maturing January 24, 2012	247,550
		Manitowoc Company, Inc. (The)
	217	Term Loan, 7.50%, Maturing August 21, 2014	216,378
		Polymer Group, Inc.
	1,008	Term Loan, 7.00%, Maturing November 22, 2014	1,019,296
		RBS Global, Inc.
	2,000	Term Loan, 2.79%, Maturing July 19, 2013	1,892,500
		RGIS Holdings, LLC
	813	Term Loan, 2.74%, Maturing April 30, 2014	755,862
	41	Term Loan, 2.75%, Maturing April 30, 2014	37,793
		US Investigations Services, Inc.
	513	Term Loan, 3.25%, Maturing February 21, 2015	471,143
		Vertrue, Inc.
	242	Term Loan, 3.26%, Maturing August 16, 2014	193,465

			$5,948,454

Containers and Glass Products — 1.3%
		Berry Plastics Corp.
	531	Term Loan, 2.25%, Maturing April 3, 2015	$481,733
		Consolidated Container Co.
	316	Term Loan, 2.50%, Maturing March 28, 2014	291,304
		Crown Americas, Inc.
EUR	960	Term Loan, 2.19%, Maturing November 15, 2012	1,274,470
		Graham Packaging Holdings Co.
	89	Term Loan, 2.50%, Maturing October 7, 2011	88,294
	889	Term Loan, 6.75%, Maturing April 5, 2014	898,238
		Smurfit-Stone Container Corp.
	596	Revolving Loan, 2.84%, Maturing July 28, 2010	596,015
	198	Revolving Loan, 3.06%, Maturing July 28, 2010	197,825
	78	Term Loan, 2.50%, Maturing November 1, 2011	77,180
	136	Term Loan, 2.50%, Maturing November 1, 2011	135,334
	257	Term Loan, 2.50%, Maturing November 1, 2011	255,271
	120	Term Loan, 4.50%, Maturing November 1, 2011	118,920

			$4,414,584

Cosmetics/Toiletries — 0.3%
		Bausch & Lomb, Inc.
	114	Term Loan, 3.50%, Maturing April 30, 2015	$110,726
	471	Term Loan, 3.50%, Maturing April 30, 2015	455,960
		Prestige Brands, Inc.
	382	Term Loan, 2.48%, Maturing April 7, 2011	378,602

			$945,288

Drugs — 0.0%
		Pharmaceutical Holdings Corp.
	89	Term Loan, 3.51%, Maturing January 30, 2012	$84,371

			$84,371

Ecological Services and Equipment — 0.4%
		Big Dumpster Merger Sub, Inc.
	95	Term Loan, 2.49%, Maturing February 5, 2013	$74,313

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Blue Waste B.V. (AVR Acquisition)
EUR	500	Term Loan, 2.68%, Maturing April 1, 2015	$654,428
		Sensus Metering Systems, Inc.
	351	Term Loan, 6.99%, Maturing June 3, 2013	352,259
		Wastequip, Inc.
	390	Term Loan, 2.49%, Maturing February 5, 2013	305,721

			$1,386,721

Electronics/Electrical — 1.9%
		Aspect Software, Inc.
	330	Term Loan, 3.25%, Maturing July 11, 2011	$316,353
	500	Term Loan - Second Lien, 7.31%, Maturing July 11, 2013	465,000
		Freescale Semiconductor, Inc.
	1,180	Term Loan, 1.98%, Maturing December 1, 2013	1,062,145
		Infor Enterprise Solutions Holdings
	381	Term Loan, 3.99%, Maturing July 28, 2012	357,630
	731	Term Loan, 3.99%, Maturing July 28, 2012	685,457
	250	Term Loan, 5.73%, Maturing March 2, 2014	207,500
	92	Term Loan - Second Lien, 6.48%, Maturing March 2, 2014	71,156
	158	Term Loan - Second Lien, 6.48%, Maturing March 2, 2014	130,625
		Network Solutions, LLC
	590	Term Loan, 2.51%, Maturing March 7, 2014	534,972
		Open Solutions, Inc.
	316	Term Loan, 2.38%, Maturing January 23, 2014	281,610
		Sensata Technologies Finance Co.
	972	Term Loan, 2.00%, Maturing April 27, 2013	885,698
		Spectrum Brands, Inc.
	16	Term Loan, 5.65%, Maturing March 30, 2013	16,486
	323	Term Loan, 8.00%, Maturing March 30, 2013	323,412
		SS&C Technologies, Inc.
	341	Term Loan, 2.25%, Maturing November 23, 2012	327,643
		Vertafore, Inc.
	480	Term Loan, 5.50%, Maturing July 31, 2014	462,327
	275	Term Loan - Second Lien, 6.26%, Maturing January 31, 2013	250,250

			$6,378,264

Farming/Agriculture — 0.1%
		BF Bolthouse HoldCo, LLC
	375	Term Loan - Second Lien, 9.00%, Maturing December 16, 2013	$367,344

			$367,344

Financial Intermediaries — 0.4%
		Citco III, Ltd.
	707	Term Loan, 4.43%, Maturing June 30, 2014	$685,588
		Jupiter Asset Management Group
GBP	213	Term Loan, 2.74%, Maturing June 30, 2015	321,659
		LPL Holdings, Inc.
	490	Term Loan, 2.00%, Maturing December 18, 2014	468,898

			$1,476,145

Food Products — 1.2%
		Acosta, Inc.
	603	Term Loan, 2.49%, Maturing July 28, 2013	$575,984
		Advantage Sales & Marketing, Inc.
	918	Term Loan, 2.26%, Maturing March 29, 2013	877,450
		American Seafoods Group, LLC
	577	Term Loan, 4.00%, Maturing September 30, 2011	524,685
		Michael Foods, Inc.
	183	Term Loan, 6.50%, Maturing April 30, 2014	185,514
		Pinnacle Foods Finance, LLC
	1,048	Term Loan, 2.98%, Maturing April 2, 2014	995,227

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Reddy Ice Group, Inc.
	925	Term Loan, 2.00%, Maturing August 9, 2012	$870,271

			$4,029,131

Food Service — 1.4%
		Aramark Corp.
	1,817	Term Loan, 2.13%, Maturing January 26, 2014	$1,743,944
	119	Term Loan, 2.14%, Maturing January 26, 2014	114,690
GBP	534	Term Loan, 2.73%, Maturing January 27, 2014	792,038
		Buffets, Inc.
	31	Term Loan, 7.50%, Maturing November 1, 2013(3)	27,592
	159	Term Loan - Second Lien, 17.75%, Maturing November 1, 2013(3)	141,283
		Denny’s, Inc.
	30	Term Loan, 2.24%, Maturing March 31, 2012	29,100
	80	Term Loan, 2.50%, Maturing March 31, 2012	77,600
		JRD Holdings, Inc.
	592	Term Loan, 2.50%, Maturing June 26, 2014	574,256
		OSI Restaurant Partners, LLC
	19	Term Loan, 2.56%, Maturing May 9, 2013	16,970
	207	Term Loan, 2.56%, Maturing May 9, 2014	186,728
		QCE Finance, LLC
	275	Term Loan - Second Lien, 6.00%, Maturing November 5, 2013	164,313
		Selecta
EUR	741	Term Loan, 3.37%, Maturing June 28, 2015	817,051

			$4,685,565

Food/Drug Retailers — 1.3%
		General Nutrition Centers, Inc.
	768	Term Loan, 2.51%, Maturing September 16, 2013	$739,775
		Iceland Foods Group, Ltd.
GBP	250	Term Loan, 3.02%, Maturing May 2, 2015	394,797
		Rite Aid Corp.
	990	Term Loan, 1.99%, Maturing June 1, 2014	889,282
	1,485	Term Loan, 6.00%, Maturing June 4, 2014	1,410,405
		Roundy’s Supermarkets, Inc.
	1,159	Term Loan, 6.25%, Maturing November 3, 2013	1,155,998

			$4,590,257

Forest Products — 0.8%
		Appleton Papers, Inc.
	478	Term Loan, 6.70%, Maturing June 5, 2014	$474,166
		Georgia-Pacific Corp.
	1,697	Term Loan, 2.23%, Maturing December 20, 2012	1,666,665
	425	Term Loan, 3.50%, Maturing December 23, 2014	425,204

			$2,566,035

Health Care — 4.6%
		American Medical Systems
	144	Term Loan, 2.50%, Maturing July 20, 2012	$140,289
		AMR HoldCo, Inc.
	285	Term Loan, 2.23%, Maturing February 10, 2012	276,817
		Biomet, Inc.
	758	Term Loan, 3.25%, Maturing December 26, 2014	740,281
EUR	342	Term Loan, 3.55%, Maturing December 26, 2014	470,561
		Cardinal Health 409, Inc.
	414	Term Loan, 2.48%, Maturing April 10, 2014	379,153
		Carestream Health, Inc.
	863	Term Loan, 2.23%, Maturing April 30, 2013	820,164
		Carl Zeiss Vision Holding GmbH
	400	Term Loan, 2.73%, Maturing March 23, 2015	308,125
		Community Health Systems, Inc.
	105	Term Loan, 2.51%, Maturing July 25, 2014	98,959
	2,045	Term Loan, 2.51%, Maturing July 25, 2014	1,935,468

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Concentra, Inc.
	491	Term Loan, 2.51%, Maturing June 25, 2014	$462,905
		Dako EQT Project Delphi
	250	Term Loan - Second Lien, 4.00%, Maturing December 12, 2016	169,375
		DJO Finance, LLC
	177	Term Loan, 3.23%, Maturing May 15, 2014	172,073
		Fenwal, Inc.
	73	Term Loan, 2.51%, Maturing February 28, 2014	63,499
	424	Term Loan, 2.51%, Maturing February 28, 2014	370,518
		HCA, Inc.
	1,823	Term Loan, 2.50%, Maturing November 18, 2013	1,736,704
		Health Management Association, Inc.
	1,025	Term Loan, 2.00%, Maturing February 28, 2014	975,376
		HealthSouth Corp.
	263	Term Loan, 2.51%, Maturing March 10, 2013	257,035
	216	Term Loan, 4.01%, Maturing March 15, 2014	214,842
		IM U.S. Holdings, LLC
	812	Term Loan, 2.24%, Maturing June 26, 2014	777,297
		MultiPlan Merger Corp.
	397	Term Loan, 2.75%, Maturing April 12, 2013	380,026
		Mylan, Inc.
	990	Term Loan, 3.55%, Maturing October 2, 2014	979,928
		National Mentor Holdings, Inc.
	17	Term Loan, 2.15%, Maturing June 29, 2013	15,204
	273	Term Loan, 2.26%, Maturing June 29, 2013	247,326
		Nyco Holdings
EUR	308	Term Loan, 2.85%, Maturing December 29, 2014	411,200
EUR	308	Term Loan, 3.60%, Maturing December 29, 2015	411,199
		P&F Capital S.A.R.L.
EUR	63	Term Loan, 3.25%, Maturing February 21, 2014	87,198
EUR	98	Term Loan, 3.25%, Maturing February 21, 2014	134,745
EUR	122	Term Loan, 3.25%, Maturing February 21, 2014	167,959
EUR	204	Term Loan, 3.50%, Maturing February 21, 2014	280,565
EUR	34	Term Loan, 4.00%, Maturing February 21, 2015	47,086
EUR	71	Term Loan, 4.00%, Maturing February 21, 2015	97,748
EUR	92	Term Loan, 4.00%, Maturing February 21, 2015	126,703
EUR	290	Term Loan, 4.00%, Maturing February 21, 2015	398,255
		ReAble Therapeutics Finance, LLC
	431	Term Loan, 2.26%, Maturing November 16, 2013	422,172
		Select Medical Holdings Corp.
	363	Term Loan, 4.02%, Maturing August 5, 2014	358,157
	372	Term Loan, 4.02%, Maturing August 5, 2014	367,910
		Viant Holdings, Inc.
	483	Term Loan, 2.51%, Maturing June 25, 2014	475,326

			$15,778,148

Home Furnishings — 0.4%
		Interline Brands, Inc.
	72	Term Loan, 1.98%, Maturing June 23, 2013	$66,359
	264	Term Loan, 2.00%, Maturing June 23, 2013	243,767
		National Bedding Co., LLC
	990	Term Loan, 2.30%, Maturing August 31, 2011	955,153
		Oreck Corp.
	442	Term Loan, 0.00%, Maturing February 2, 2012(2)(4)	158,701

			$1,423,980

Industrial Equipment — 1.5%
		Brand Energy and Infrastructure Services, Inc.
	196	Term Loan, 3.56%, Maturing February 7, 2014	$186,947
		CEVA Group PLC U.S.
	262	Term Loan, 3.23%, Maturing January 4, 2014	229,651
	748	Term Loan, 3.23%, Maturing January 4, 2014	656,550
	262	Term Loan, 3.25%, Maturing January 4, 2014	235,248

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	EPD Holdings, (Goodyear Engineering Products)
86	Term Loan, 2.74%, Maturing July 13, 2014	$73,611
599	Term Loan, 2.74%, Maturing July 13, 2014	513,963
200	Term Loan - Second Lien, 5.98%, Maturing July 13, 2015	151,000
	Generac Acquisition Corp.
363	Term Loan, 2.75%, Maturing November 7, 2013	337,958
	Gleason Corp.
20	Term Loan, 2.00%, Maturing June 30, 2013	19,687
175	Term Loan, 2.00%, Maturing June 30, 2013	171,395
	John Maneely Co.
1,254	Term Loan, 3.50%, Maturing December 8, 2013	1,203,846
	Polypore, Inc.
829	Term Loan, 2.49%, Maturing July 3, 2014	793,528
	Sequa Corp.
397	Term Loan, 3.88%, Maturing November 30, 2014	369,072
	TFS Acquisition Corp.
223	Term Loan, 14.00%, Maturing August 11, 2013(3)	171,434

		$5,113,890

Insurance — 0.9%
	CCC Information Services Group, Inc.
560	Term Loan, 2.49%, Maturing February 10, 2013	$542,679
	Conseco, Inc.
595	Term Loan, 7.50%, Maturing October 10, 2013	567,643
	Crawford & Company
344	Term Loan, 5.25%, Maturing October 31, 2013	335,539
	Crump Group, Inc.
203	Term Loan, 3.24%, Maturing August 4, 2014	183,284
	Hub International Holdings, Inc.
130	Term Loan, 2.75%, Maturing June 13, 2014	121,697
578	Term Loan, 2.75%, Maturing June 13, 2014	541,418
	U.S.I. Holdings Corp.
714	Term Loan, 3.01%, Maturing May 4, 2014	658,941

		$2,951,201

Leisure Goods/Activities/Movies — 2.6%
	24 Hour Fitness Worldwide, Inc.
390	Term Loan, 2.76%, Maturing June 8, 2012	$369,347
	AMC Entertainment, Inc.
1,964	Term Loan, 1.73%, Maturing January 26, 2013	1,921,842
	Bombardier Recreational Products
524	Term Loan, 3.28%, Maturing June 28, 2013	397,296
	Cinemark, Inc.
990	Term Loan, 2.01%, Maturing October 5, 2013	974,511
	Metro-Goldwyn-Mayer Holdings, Inc.
1,094	Term Loan, 0.00%, Maturing April 8, 2012(2)	660,156
	National CineMedia, LLC
725	Term Loan, 2.01%, Maturing February 13, 2015	701,135
	Regal Cinemas Corp.
1,511	Term Loan, 4.00%, Maturing November 10, 2010	1,515,669
	Revolution Studios Distribution Co., LLC
285	Term Loan, 3.99%, Maturing December 21, 2014	259,739
225	Term Loan - Second Lien, 7.24%, Maturing June 21, 2015	157,500
	Six Flags Theme Parks, Inc.
835	Term Loan, 2.49%, Maturing April 30, 2015	825,103
	Universal City Development Partners, Ltd.
675	Term Loan, 6.50%, Maturing November 6, 2014	683,438
	Zuffa, LLC
488	Term Loan, 2.31%, Maturing June 20, 2016	461,500

		$8,927,236

Lodging and Casinos — 1.4%
	Harrah’s Operating Co.
403	Term Loan, 3.25%, Maturing January 28, 2015	$334,718

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	1,589	Term Loan, 3.25%, Maturing January 28, 2015	$1,315,839
		Herbst Gaming, Inc.
	976	Term Loan, 0.00%, Maturing December 2, 2011(2)	536,935
		Isle of Capri Casinos, Inc.
	162	Term Loan, 1.98%, Maturing November 30, 2013	160,749
	215	Term Loan, 1.98%, Maturing November 30, 2013	213,235
	536	Term Loan, 2.00%, Maturing November 30, 2013	533,086
		New World Gaming Partners, Ltd.
	58	Term Loan, 2.75%, Maturing June 30, 2014	52,963
	287	Term Loan, 2.75%, Maturing June 30, 2014	261,488
		Venetian Casino Resort/Las Vegas Sands, Inc.
	166	Term Loan, 2.01%, Maturing May 14, 2014	146,250
	819	Term Loan, 2.01%, Maturing May 23, 2014	723,825
		VML US Finance, LLC
	111	Term Loan, 4.76%, Maturing May 25, 2012	106,220
	222	Term Loan, 4.76%, Maturing May 25, 2013	212,441

			$4,597,749

Nonferrous Metals/Minerals — 0.4%
		Noranda Aluminum Acquisition
	1,429	Term Loan, 2.23%, Maturing May 18, 2014	$1,242,861

			$1,242,861

Oil and Gas — 0.9%
		Citgo Petroleum Corp.
	990	Term Loan, 1.71%, Maturing November 15, 2012	$979,381
		Dresser, Inc.
	300	Term Loan - Second Lien, 6.00%, Maturing May 4, 2015	285,375
		Dynegy Holdings, Inc.
	74	Term Loan, 3.99%, Maturing April 2, 2013	72,837
	925	Term Loan, 3.99%, Maturing April 2, 2013	904,811
		Enterprise GP Holdings, L.P.
	294	Term Loan, 2.49%, Maturing October 31, 2014	290,692
		Hercules Offshore, Inc.
	545	Term Loan, 6.00%, Maturing July 6, 2013	521,251

			$3,054,347

Publishing — 2.8%
		American Media Operations, Inc.
	975	Term Loan, 10.00%, Maturing January 31, 2013(3)	$922,418
		GateHouse Media Operating, Inc.
	311	Term Loan, 2.24%, Maturing August 28, 2014	155,046
	739	Term Loan, 2.24%, Maturing August 28, 2014	368,641
		Getty Images, Inc.
	1,376	Term Loan, 6.25%, Maturing July 2, 2015	1,387,000
		Laureate Education, Inc.
	59	Term Loan, 3.50%, Maturing August 17, 2014	54,570
	392	Term Loan, 3.50%, Maturing August 17, 2014	364,596
		MediaNews Group, Inc.
	198	Term Loan, 6.73%, Maturing August 2, 2013	87,244
		Mediannuaire Holding
EUR	234	Term Loan, 2.96%, Maturing October 10, 2014	245,409
EUR	234	Term Loan, 3.46%, Maturing October 10, 2015	245,341
		Nielsen Finance, LLC
	1,680	Term Loan, 2.23%, Maturing August 9, 2013	1,610,836
		Philadelphia Newspapers, LLC
	212	Term Loan, 0.00%, Maturing June 29, 2013(2)	49,919
		Reader’s Digest Association, Inc. (The)
	353	Revolving Loan, 4.52%, Maturing March 3, 2014	210,602
	1,421	Term Loan, 4.23%, Maturing March 3, 2014	848,126
	127	Term Loan, 7.00%, Maturing March 3, 2014	75,527
		SGS International, Inc.
	435	Term Loan, 2.86%, Maturing December 30, 2011	421,799

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		TL Acquisitions, Inc.
	491	Term Loan, 2.75%, Maturing July 5, 2014	$437,447
		Tribune Co.
	179	Term Loan, 0.00%, Maturing April 10, 2010(2)	109,312
	500	Term Loan, 0.00%, Maturing May 17, 2014(2)	288,646
	790	Term Loan, 0.00%, Maturing May 17, 2014(2)	496,713
		Xsys, Inc.
EUR	980	Term Loan, 3.27%, Maturing September 27, 2014	1,323,938

			$9,703,130

Radio and Television — 2.2%
		Block Communications, Inc.
	264	Term Loan, 2.28%, Maturing December 22, 2011	$248,160
		CMP KC, LLC
	478	Term Loan, 6.25%, Maturing May 5, 2013(4)	137,213
		Intelsat Corp.
	721	Term Loan, 2.73%, Maturing January 3, 2014	689,149
	721	Term Loan, 2.73%, Maturing January 3, 2014	689,360
	721	Term Loan, 2.73%, Maturing January 3, 2014	689,149
		Ion Media Networks, Inc.
	113	DIP Loan, 15.00%, Maturing May 29, 2010(4)	177,590
	850	Term Loan, 0.00%, Maturing January 15, 2012(2)	236,230
		NEP II, Inc.
	165	Term Loan, 2.53%, Maturing February 16, 2014	152,689
		Nexstar Broadcasting, Inc.
	377	Term Loan, 5.00%, Maturing October 1, 2012	369,283
	357	Term Loan, 5.01%, Maturing October 1, 2012	349,114
		SFX Entertainment
	279	Term Loan, 3.50%, Maturing June 21, 2013	269,436
		Tyrol Acquisition 2 SAS
EUR	250	Term Loan, 2.43%, Maturing January 19, 2015	302,863
EUR	250	Term Loan, 2.68%, Maturing January 19, 2016	302,863
		Univision Communications, Inc.
	2,525	Term Loan, 2.50%, Maturing September 29, 2014	2,205,588
		Young Broadcasting, Inc.
	241	Term Loan, 0.00%, Maturing November 3, 2012(2)	193,151
	486	Term Loan, 0.00%, Maturing November 3, 2012(2)	389,304

			$7,401,142

Retailers (Except Food and Drug) — 0.8%
		American Achievement Corp.
	141	Term Loan, 6.29%, Maturing March 25, 2011	$134,105
		Josten’s Corp.
	375	Term Loan, 2.23%, Maturing October 4, 2011	371,920
		Neiman Marcus Group, Inc.
	202	Term Loan, 2.26%, Maturing April 5, 2013	184,961
		Orbitz Worldwide, Inc.
	308	Term Loan, 3.24%, Maturing July 25, 2014	294,364
		Oriental Trading Co., Inc.
	446	Term Loan, 9.75%, Maturing July 31, 2013	383,716
	300	Term Loan - Second Lien, 6.24%, Maturing January 31, 2013	82,500
		Rent-A-Center, Inc.
	12	Term Loan, 2.00%, Maturing November 15, 2012	12,033
	221	Term Loan, 3.26%, Maturing May 31, 2015	218,375
		Rover Acquisition Corp.
	412	Term Loan, 2.49%, Maturing October 26, 2013	404,349
		Savers, Inc.
	97	Term Loan, 2.99%, Maturing August 11, 2012	93,947
	109	Term Loan, 2.99%, Maturing August 11, 2012	105,555
		Yankee Candle Company, Inc. (The)
	337	Term Loan, 2.24%, Maturing February 6, 2014	326,958

			$2,612,783

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Steel — 0.1%
		Niagara Corp.
	292	Term Loan, 7.25%, Maturing June 29, 2014	$193,050

			$193,050

Surface Transport — 0.1%
		Swift Transportation Co., Inc.
	498	Term Loan, 8.25%, Maturing May 10, 2014	$479,462

			$479,462

Telecommunications — 1.5%
		Asurion Corp.
	424	Term Loan, 3.24%, Maturing July 13, 2012	$412,344
	250	Term Loan - Second Lien, 6.73%, Maturing January 13, 2013	245,312
		BCM Luxembourg, Ltd.
EUR	368	Term Loan, 2.30%, Maturing September 30, 2014	482,450
EUR	369	Term Loan, 2.55%, Maturing September 30, 2015	482,520
EUR	500	Term Loan - Second Lien, 4.68%, Maturing March 31, 2016	608,484
		CommScope, Inc.
	312	Term Loan, 2.75%, Maturing November 19, 2014	307,820
		Crown Castle Operating Co.
	496	Term Loan, 1.73%, Maturing January 9, 2014	488,316
		Intelsat Subsidiary Holding Co.
	290	Term Loan, 2.73%, Maturing July 3, 2013	279,638
		IPC Systems, Inc.
GBP	251	Term Loan, 2.86%, Maturing May 31, 2014	336,606
		Macquarie UK Broadcast Ventures, Ltd.
GBP	219	Term Loan, 2.52%, Maturing December 26, 2014	294,060
		Stratos Global Corp.
	302	Term Loan, 2.75%, Maturing February 13, 2012	298,472
		Windstream Corp.
	856	Term Loan, 3.01%, Maturing December 17, 2015	849,298

			$5,085,320

Utilities — 1.5%
		AEI Finance Holding, LLC
	75	Revolving Loan, 3.23%, Maturing March 30, 2012	$69,853
	513	Term Loan, 3.25%, Maturing March 30, 2014	475,263
		Astoria Generating Co.
	375	Term Loan - Second Lien, 4.01%, Maturing August 23, 2013	355,000
		Calpine Corp.
	739	DIP Loan, 3.14%, Maturing March 29, 2014	700,090
		Mirant North America, LLC
	891	Term Loan, 1.98%, Maturing January 3, 2013	868,281
		NRG Energy, Inc.
	556	Term Loan, 2.00%, Maturing June 1, 2014	539,739
	946	Term Loan, 2.00%, Maturing June 1, 2014	917,415
		TXU Texas Competitive Electric Holdings Co., LLC
	220	Term Loan, 3.73%, Maturing October 10, 2014	180,654
	1,200	Term Loan, 3.73%, Maturing October 10, 2014	979,747

			$5,086,042

Total Senior Floating-Rate Interests (identified cost $172,671,668)			$168,428,453

Collateralized Mortgage Obligations — 7.6%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$5,691	Series 2113, Class QG, 6.00%, 1/15/29	$6,164,094
3,045	Series 2167, Class BZ, 7.00%, 6/15/29	3,327,171
3,818	Series 2182, Class ZB, 8.00%, 9/15/29	4,296,213
	Federal National Mortgage Association:
190	Series 1989-89, Class H, 9.00%, 11/25/19	220,242
461	Series 1991-122, Class N, 7.50%, 9/25/21	517,424
4,288	Series 1993-84, Class M, 7.50%, 6/25/23	4,907,160
1,549	Series 1994-42, Class K, 6.50%, 4/25/24	1,705,242
1,246	Series 1997-28, Class ZA, 7.50%, 4/20/27	1,419,251
1,111	Series 1997-38, Class N, 8.00%, 5/20/27	1,282,254
1,845	Series G-33, Class PT, 7.00%, 10/25/21	2,032,939

Total Collateralized Mortgage Obligations (identified cost $24,283,410)		$25,871,990

Commercial Mortgage-Backed Securities — 2.4%

Principal
Amount
(000’s omitted)	Security	Value
$595	CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36	$598,373
700	GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	702,056
1,250	GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39(5)	1,267,114
1,250	GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38	1,277,910
1,000	MLMT, Series 2004-BPC1, Class A4, 4.724%, 10/12/41	1,011,764
1,000	MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	1,028,786
2,225	WBCMT, Series 2004-C12, Class A4, 5.237%, 7/15/41(5)	2,271,230

Total Commercial Mortgage-Backed Securities (identified cost $7,492,233)		$8,157,233

Mortgage Pass-Throughs — 41.8%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$6,900	2.932%, with maturity at 2035(6)	$7,086,818
10,580	5.00%, with maturity at 2019	11,306,399
9,670	6.00%, with various maturities to 2029(7)	10,411,846
2,201	6.15%, with maturity at 2027	2,408,286
5,017	6.50%, with maturity at 2019	5,451,665
7,406	7.00%, with various maturities to 2035	8,123,042
5,596	7.50%, with various maturities to 2035	6,398,146
6,883	8.00%, with various maturities to 2032(7)	7,943,390
5,581	8.50%, with various maturities to 2031	6,524,433
512	9.00%, with maturity at 2031	610,147
459	9.50%, with various maturities to 2022	530,896
995	11.50%, with maturity at 2019	1,093,493
	Federal National Mortgage Association:
6,580	5.00%, with maturity at 2013	6,963,633
2,698	5.50%, with maturity at 2029	2,880,274
3,267	6.319%, with maturity at 2032(6)	3,404,709
6,226	6.50%, with maturity at 2018	6,704,146
10,880	7.00%, with various maturities to 2033	12,089,575
12,966	7.50%, with various maturities to 2031	14,771,775
3,752	8.00%, with various maturities to 2029	4,324,335
811	8.50%, with various maturities to 2027	939,212

Principal
Amount
(000’s omitted)	Security	Value
$1,739	9.00%, with various maturities to 2029	$2,023,737
76	9.50%, with maturity at 2014	81,442
1,534	10.00%, with various maturities to 2031	1,786,210
	Government National Mortgage Association:
5,869	7.50%, with maturity at 2025	6,679,234
5,925	8.00%, with various maturities to 2027	6,897,811
3,111	9.00%, with various maturities to 2026	3,745,706
532	9.50%, with maturity at 2025	631,728
634	11.00%, with maturity at 2018	714,115

Total Mortgage Pass-Throughs (identified cost $134,138,039)		$142,526,203

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.034%, 7/17/19(6)	$319,750

Total Asset-Backed Securities (identified cost $500,000)		$319,750

Corporate Bonds & Notes — 0.2%

Principal
Amount*
(000’s omitted)		Security	Value
Building and Development — 0.1%
		Grohe Holding GmbH, Variable Rate
EUR	500	3.559%, 1/15/14(8)	$611,793

			$611,793

Telecommunications — 0.1%
		Qwest Corp., Sr. Notes, Variable Rate
	200	3.504%, 6/15/13	$196,500

			$196,500

Total Corporate Bonds & Notes (identified cost $846,625)			$808,293

Foreign Corporate Bonds & Notes — 0.8%

Principal
Amount
(000’s omitted)	Security	Value
	JPMorgan Chilean Inflation Linked Note
$2,327	3.80%, 11/17/15(9)	$2,441,148
	Kazkommerts International
230	7.875%, 4/7/14(8)	212,750

Total Foreign Corporate Bonds & Notes (identified cost $2,192,765)		$2,653,898

Foreign Government Securities — 8.8%

Principal
Amount*
(000’s omitted)		Security	Value
		Ghana Government Bond
GHS	320	13.50%, 3/30/10	$221,582
GHS	1,300	13.67%, 6/11/12(4)	803,471
GHS	730	13.69%, 3/15/10	507,090
		Israeli Government Bond
ILS	5,902	5.00%, 4/30/15(9)	1,854,887
		Nota Do Tesouro Nacional
BRL	3,122	6.00%, 5/15/15(9)	1,610,784
		Poland Government Bond
PLN	6,708	3.00%, 8/24/16(9)	2,222,884
		Republic of Congo
	526	3.00%, 6/30/29	280,255
		Republic of Georgia
	1,181	7.50%, 4/15/13	1,228,240
		Republic of Macedonia
EUR	1,716	4.625%, 12/8/15	2,148,744
		Republic of South Africa
	3,754	6.50%, 6/2/14	4,110,630
		Republic of Uruguay
UYU	48,287	5.00%, 9/14/18(9)	2,431,246
		Turkey Government Bond
TRY	5,794	10.00%, 2/15/12(9)	4,416,864
TRY	9,330	12.00%, 8/14/13(9)	8,097,724

Total Foreign Government Securities (identified cost $25,539,111)			$29,934,401

Common Stocks — 0.1%

Shares	Security	Value
Automotive — 0.1%
8,898	Dayco Products, LLC	$137,919

		$137,919

Building and Development — 0.0%
154	United Subcontractors, Inc.(4)(10)	$12,402

		$12,402

Food Service — 0.0%
6,477	Buffets, Inc.(10)	$49,792

		$49,792

Nonferrous Metals/Minerals — 0.0%
234	Euramax International, Inc.(4)(10)	$0

		$0

Publishing — 0.0%
1,346	SuperMedia, Inc.(10)	$48,873

		$48,873

Total Common Stocks (identified cost $190,571)		$248,986

Currency Options Purchased — 0.0%

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Euro Put Option	EUR	3,532	EUR	1.41	4/29/10	$157,438
Japanese Yen Put Option	JPY	741,000	JPY	106.91	4/8/10	1,560

Total Currency Options Purchased (identified cost $222,664)						$158,998

Short-Term Investments — 17.8%

Foreign Government Securities — 14.4%

Principal
Amount
(000’s omitted)		Security	Value
		Chilean Government Bond
CLP	875,000	6.00%, 7/1/10	$1,705,583
		Egypt Treasury Bill
EGP	26,350	0.00%, 2/2/10	4,820,362
EGP	7,200	0.00%, 2/9/10	1,314,794
EGP	2,650	0.00%, 2/16/10	483,052
EGP	1,450	0.00%, 2/23/10	263,835
EGP	18,050	0.00%, 3/2/10	3,278,379
EGP	2,375	0.00%, 6/29/10	417,370
EGP	3,700	0.00%, 8/3/10	643,343
EGP	3,725	0.00%, 9/28/10	636,331
EGP	2,725	0.00%, 10/5/10	464,442
EGP	3,775	0.00%, 10/26/10	638,956
EGP	14,550	0.00%, 10/26/10	2,462,731
		Iceland Treasury Bill
ISK	90,561	0.00%, 2/15/10	599,122
ISK	278,000	0.00%, 3/15/10	1,828,735
		Iceland Treasury Note
ISK	131,164	7.00%, 3/17/10	868,322
		Kazakhstan National Bank
KZT	383,720	0.00%, 2/19/10	2,590,596
KZT	102,582	0.00%, 3/5/10	692,189
KZT	489	0.00%, 3/12/10	3,297
KZT	218,002	0.00%, 4/23/10	1,467,212
KZT	546,661	0.00%, 5/28/10	3,669,790
		Lebanon Treasury Bill
LBP	1,108,000	0.00%, 2/4/10	738,000
LBP	819,000	0.00%, 2/18/10	544,732
LBP	3,569,500	0.00%, 3/18/10	2,366,504
LBP	1,420,000	0.00%, 4/1/10	939,727
LBP	1,779,000	0.00%, 4/15/10	1,175,041
LBP	2,850,000	0.00%, 4/29/10	1,877,049
LBP	550,000	0.00%, 6/10/10	360,082
LBP	875,300	0.00%, 6/24/10	571,882
LBP	870,340	0.00%, 7/8/10	566,785
LBP	584,900	0.00%, 7/22/10	380,549
LBP	536,000	0.00%, 9/23/10	344,687
LBP	1,203,800	0.00%, 10/21/10	770,961
LBP	541,580	0.00%, 11/4/10	346,506
LBP	565,870	0.00%, 11/18/10	361,195
LBP	600,000	0.00%, 12/16/10	381,145
LBP	927,820	0.00%, 12/30/10	587,955
		Lebanon Treasury Note
LBP	533,600	11.30%, 3/25/10	358,752
LBP	501,320	8.46%, 6/24/10	338,486

Principal
Amount
(000’s omitted)		Security	Value
		Sri Lanka Government Bond
LKR	10,720	7.60%, 4/1/10	$93,420
LKR	26,700	15.50%, 5/15/10	237,556
		Sri Lanka Treasury Bill
LKR	223,680	0.00%, 2/5/10	1,948,191
LKR	31,930	0.00%, 4/9/10	274,386
LKR	55,990	0.00%, 4/30/10	478,882
LKR	191,190	0.00%, 5/14/10	1,630,009
LKR	81,220	0.00%, 7/9/10	683,311
LKR	211,030	0.00%, 7/16/10	1,772,247
		Zambia Treasury Bill
ZMK	727,000	0.00%, 1/31/11	144,985

Total Foreign Government Securities (identified cost $49,133,641)			$49,121,466

Other Short-Term Investments — 3.4%

	Interest/Principal
	Amount
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(11)	$1,788	$1,788,213
Eaton Vance Cash Reserves Fund, LLC, 0.11%(11)	8,802	8,802,103
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/10	1,139	1,138,580

Total Other Short-Term Investments (identified cost $11,728,896)		$11,728,896

Total Short-Term Investments (identified cost $60,862,537)		$60,850,362

Total Investments — 129.0% (identified cost $428,939,623)		$439,958,567

Currency Options Written — 0.0%

	Principal
	Amount of
	Contracts	Strike		Expiration
Description	(000’s omitted)	Price		Date	Value
Japanese Yen Call Option	JPY 1,057,000	JPY	76.30	4/8/10	$(9,602)

Total Currency Options Written (premiums received $135,484)					$(9,602)

Other Assets and Liabilities — (29.0)%					$(98,863,435)

Net Assets — 100.0%					$341,085,530

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

DIP	-	Debtor in Possession

GECMC	-	General Electric Commercial Mortgage Corporation

GSMS	-	GS Mortgage Securities Corporation II

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

BRL	-	Brazilian Real

CLP	-	Chilean Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GHS	-	Ghanaian Cedi

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

PLN	-	Polish Zloty

TRY	-	New Turkish Lira

UYU	-	Uruguayan Peso

ZMK	-	Zambian Kwacha

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Defaulted security. Currently the issuer is in default with respect to interest payments.

(3)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)		Weighted average fixed-rate coupon that changes/updates monthly.

(6)		Adjustable rate mortgage security. Rate shown is the rate at January 31, 2010.

(7)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(8)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(9)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(10)		Non-income producing security.

(11)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $139, respectively.

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
2/5/10	Sri Lankan Rupee 223,680,000	United States Dollar 1,906,093	$(43,932)
2/8/10	New Turkish Lira 1,250,000	United States Dollar 843,825	9,671
2/8/10	South African Rand 32,488,983	United States Dollar 4,441,662	185,049
2/8/10	South African Rand 18,183,563	United States Dollar 2,482,465	100,107
2/19/10	Euro 3,519,000	United States Dollar 5,100,439	221,562
2/23/10	Chilean Peso 1,070,000,000	United States Dollar 2,171,707	129,235
2/25/10	Euro 3,418,089	United States Dollar 4,825,590	86,693
2/25/10	Japanese Yen 230,000,000	United States Dollar 2,550,455	2,214
2/25/10	Japanese Yen 231,181,656	United States Dollar 2,556,335	(4,998)
2/26/10	British Pound Sterling 1,529,570	United States Dollar 2,475,385	30,810
2/26/10	Euro 14,880,824	United States Dollar 20,904,432	273,459
3/2/10	Chilean Peso 656,000,000	United States Dollar 1,281,250	28,864
4/1/10	Sri Lankan Rupee 11,127,360	United States Dollar 95,448	(860)
4/9/10	Sri Lankan Rupee 31,930,000	United States Dollar 274,077	(2,021)
4/30/10	Sri Lankan Rupee 55,990,000	United States Dollar 480,601	(2,164)
5/14/10	Sri Lankan Rupee 191,190,000	United States Dollar 1,636,200	(9,363)
5/17/10	Sri Lankan Rupee 28,769,250	United States Dollar 245,786	(1,736)
7/6/10	Chilean Peso 519,500,000	United States Dollar 1,060,745	65,665
7/6/10	Chilean Peso 260,590,000	United States Dollar 530,895	31,746
7/6/10	Chilean Peso 118,300,000	United States Dollar 242,493	15,894
7/9/10	Sri Lankan Rupee 81,220,000	United States Dollar 693,595	(589)
7/16/10	Sri Lankan Rupee 211,030,000	United States Dollar 1,796,000	(6,097)
7/20/10	Kazak Tenge 186,263,000	United States Dollar 1,142,718	(123,787)
7/20/10	Ukrainian Hryvnia 11,484,300	United States Dollar 1,227,611	(86,670)
7/21/10	Kazak Tenge 185,190,000	United States Dollar 1,143,148	(116,101)
7/21/10	Ukrainian Hryvnia 11,317,000	United States Dollar 1,206,182	(88,340)
7/23/10	Kazak Tenge 181,859,600	United States Dollar 1,120,860	(115,822)

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
7/23/10	Ukrainian Hryvnia 11,065,700	United States Dollar 1,168,501	$(96,077)

			$482,412

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
2/1/10	Zambian Kwacha 2,558,443,600	United States Dollar 562,073	$(1,012)
2/3/10	Russian Ruble 52,226,000	United States Dollar 1,765,465	(46,093)
2/4/10	Malaysian Ringgit 1,860,000	United States Dollar 541,706	3,481
2/5/10	Zambian Kwacha 1,895,992,476	United States Dollar 413,413	2,211
2/8/10	Indian Rupee 63,490,000	United States Dollar 1,374,242	(287)
2/8/10	New Turkish Lira 5,610,000	United States Dollar 3,779,750	(36,069)
2/8/10	Polish Zloty 10,668,535	Euro 2,602,037	43,486
2/8/10	Polish Zloty 3,850,000	Euro 937,972	17,130
2/8/10	Polish Zloty 1,020,000	Euro 248,975	3,882
2/8/10	South Korean Won 2,431,600,000	United States Dollar 2,122,926	(30,167)
2/9/10	Indian Rupee 114,553,000	United States Dollar 2,452,955	25,675
2/9/10	Indian Rupee 114,553,000	United States Dollar 2,454,006	24,624
2/11/10	Mexican Peso 25,127,000	United States Dollar 1,962,740	(43,477)
2/11/10	Russian Ruble 93,600,000	United States Dollar 3,072,882	5,155
2/16/10	Australian Dollar 1,093,000	United States Dollar 1,007,965	(42,460)
2/16/10	Indian Rupee 113,040,000	United States Dollar 2,489,868	(46,420)
2/16/10	Indonesian Rupiah 7,088,580,000	United States Dollar 775,217	(19,706)
2/16/10	Israeli Shekel 2,410,000	United States Dollar 645,420	264
2/16/10	South Korean Won 1,948,600,000	United States Dollar 1,732,243	(55,487)
2/18/10	Colombian Peso 1,930,000,000	United States Dollar 963,074	8,247
2/19/10	Indian Rupee 26,140,000	United States Dollar 572,367	(7,572)
2/19/10	Norwegian Krone 12,390,000	Euro 1,506,841	1,075
2/22/10	Australian Dollar 1,010,900	United States Dollar 930,463	(38,042)
2/22/10	Malaysian Ringgit 4,295,000	United States Dollar 1,286,313	(29,652)
2/25/10	Indian Rupee 2,200,000	United States Dollar 47,795	(301)

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
2/25/10	Indonesian Rupiah 19,659,000,000	United States Dollar 2,086,057	$4,571
2/25/10	Norwegian Krone 18,017,300	Euro 2,210,468	(25,911)
2/26/10	Indian Rupee 35,400,000	United States Dollar 763,919	188
2/26/10	South Korean Won 1,512,000,000	United States Dollar 1,303,358	(2,593)
3/2/10	Brazilian Real 2,973,492	United States Dollar 1,584,764	(15,100)
3/2/10	Brazilian Real 1,990,000	United States Dollar 1,073,934	(23,442)
3/11/10	Indonesian Rupiah 5,074,000,000	United States Dollar 547,771	(9,358)
3/31/10	Indonesian Rupiah 15,831,000,000	United States Dollar 1,674,529	1,773
4/13/10	Ghanaian Cedi 674,500	United States Dollar 424,882	31,832
4/13/10	Ghanaian Cedi 21,600	United States Dollar 13,652	974
5/26/10	Zambian Kwacha 3,486,700,000	United States Dollar 589,368	163,215
5/27/10	Zambian Kwacha 3,186,400,000	United States Dollar 537,698	149,942
6/11/10	Zambian Kwacha 3,099,500,000	United States Dollar 640,393	26,684
7/20/10	Ukrainian Hryvnia 11,484,300	United States Dollar 1,142,716	171,564
7/21/10	Ukrainian Hryvnia 11,317,000	United States Dollar 1,143,131	151,390
7/23/10	Ukrainian Hryvnia 11,065,700	United States Dollar 1,117,747	146,831
9/3/10	Ukrainian Hryvnia 2,470,000	United States Dollar 220,536	55,140
9/28/10	Zambian Kwacha 2,553,900,000	United States Dollar 485,071	50,248
6/15/11	Yuan Renminbi 20,600,000	United States Dollar 3,116,490	38,918
6/15/11	Yuan Renminbi 9,800,000	United States Dollar 1,483,724	17,392

			$672,743

At January 31, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $23,791 and a payable of $113,382.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
3/10	14 Euro-Bobl	Short	$(2,264,039)	$(2,276,132)	$(12,093)
3/10	10 Euro-Bund	Short	(1,708,541)	(1,710,662)	(2,121)
3/10	62 U.S. 5 Year Treasury Note	Short	(7,229,596)	(7,220,579)	9,017
3/10	21 U.S. 10 Year Treasury Note	Short	(2,495,973)	(2,481,281)	14,692

					$9,495

Euro-Bobl: Medium term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Interest Rate Swaps

	Notional		Fund
	Amount		Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	Depreciation
Bank of America	ILS	2,650	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(3,147)
Bank of America	ILS	2,600	Receive	3-month ILS TELBOR	4.54	1/6/15	(9,129)
JPMorgan Chase Bank	BRL	19,754	Pay	Brazil Interbank Deposit Rate	9.67	1/3/11	(21,073)

							$(33,349)

BRL	-	Brazilian Real

ILS	-	Israeli Shekel

Credit Default Swaps — Sell Protection

		Notional	Contract		Current
		Amount*	Annual	Termination	Market Annual	Net Unrealized
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	Fixed Rate***	Depreciation
Iceland	JPMorgan Chase Bank	$2,600	1.75%	3/20/18	6.31%	$(570,420)
Iceland	JPMorgan Chase Bank	1,000	2.10	3/20/23	5.79	(224,541)
Iceland	JPMorgan Chase Bank	1,000	2.45	3/20/23	5.79	(202,602)

						$(997,563)

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Austria	Barclays Bank PLC	$2,200	0.44%		12/20/13	$28,436
Austria	Barclays Bank PLC	1,000	1.42		3/20/14	(25,467)
Brazil	Barclays Bank PLC	2,300	1.65		9/20/19	(9,839)
China	Barclays Bank PLC	1,000	1.00	(1)	3/20/15	(1,613)
China	Barclays Bank PLC	1,000	1.00	(1)	3/20/20	(6,396)
China	Citigroup Global Markets	500	1.00	(1)	3/20/20	(2,387)
China	JPMorgan Chase Bank	500	1.00	(1)	3/20/15	(1,046)
Italy	Credit Suisse First Boston, Inc.	6,800	0.20		12/20/16	394,244
Lebanon	Barclays Bank PLC	500	1.00	(1)	12/20/14	(6,474)
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	(1,814)
Lebanon	Citigroup Global Markets	1,200	3.30		9/20/14	(59,522)
Lebanon	Citigroup Global Markets	500	1.00	(1)	12/20/14	(6,474)
Lebanon	Citigroup Global Markets	350	1.00	(1)	12/20/14	(4,003)
Lebanon	Citigroup Global Markets	1,000	1.00	(1)	12/20/14	(14,082)
Lebanon	Citigroup Global Markets	300	1.00	(1)	3/20/15	504
Lebanon	Deutsche Bank	200	1.00	(1)	3/20/15	(2,058)
Malaysia	Bank of America	800	0.83		12/20/14	7,154
Malaysia	Barclays Bank PLC	2,100	2.40		3/20/14	(125,802)
Malaysia	Barclays Bank PLC	1,600	0.82		12/20/14	15,062
Malaysia	Citigroup Global Markets	2,000	2.45		3/20/14	(123,891)
Philippines	Barclays Bank PLC	1,000	1.70		12/20/14	3,292
Philippines	Barclays Bank PLC	1,100	1.85		12/20/14	(4,760)
Philippines	Barclays Bank PLC	1,500	1.84		12/20/14	(4,487)
Philippines	Barclays Bank PLC	655	1.00	(1)	3/20/15	6,142
Philippines	Citigroup Global Markets	800	1.84		12/20/14	(2,393)
Philippines	Citigroup Global Markets	1,100	1.86		12/20/14	(5,274)
Philippines	Credit Suisse First Boston, Inc.	5,000	2.15		9/20/11	(88,815)
Philippines	JPMorgan Chase Bank	5,000	2.17		9/20/11	(90,563)
Philippines	JPMorgan Chase Bank	1,100	1.69		12/20/14	4,131
Philippines	JPMorgan Chase Bank	656	1.00	(1)	3/20/15	6,152
South Africa	Bank of America	1,200	1.00	(1)	12/20/19	18,183
South Africa	Barclays Bank PLC	1,200	1.00	(1)	12/20/19	9,603
South Africa	Citigroup Global Markets	655	1.00	(1)	12/20/19	488
South Africa	Credit Suisse First Boston, Inc.	200	1.00	(1)	3/20/20	1,701
South Africa	JP Morgan Chase Bank	310	1.00	(1)	12/20/19	(4,467)
South Africa	JPMorgan Chase Bank	600	1.00	(1)	12/20/19	(1,100)

		Notional		Contract			Net Unrealized
		Amount		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
Thailand	Barclays Bank PLC		$1,900	0.97%		9/20/19	$43,568
Thailand	Citigroup Global Markets		1,600	0.86		12/20/14	15,707
Thailand	Citigroup Global Markets		900	0.95		9/20/19	22,086
Thailand	JPMorgan Chase Bank		800	0.87		12/20/14	7,477
Turkey	Barclays Bank PLC		1,100	2.12		1/20/13	(17,326)
Turkey	Citigroup Global Markets		2,300	2.93		9/20/19	(160,518)
Turkey	Credit Suisse First Boston, Inc.		10,000	2.01		3/20/10	(91,659)
Turkey	Credit Suisse First Boston, Inc.		880	2.11		1/20/13	(13,605)
Turkey	JPMorgan Chase Bank		10,000	2.00		3/20/10	(91,154)
Turkey	JPMorgan Chase Bank		3,740	2.12		1/20/13	(58,910)
iTraxx Europe Subordinated Financials 5 Year index	Bank of America	EUR	1,800	1.00	(1)	12/20/14	(1,071)
iTraxx Europe Subordinated Financials 5 Year index	Goldman Sachs, Inc.	EUR	1,800	1.00	(1)	12/20/14	(511)

							$(443,551)

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2010, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $4,600,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Depreciation
Bank of America	TRY	6,400	$4,272	3-month USD- LIBOR-BBA	10.03%	11/25/13	$(69,134)
Citigroup Global Markets	TRY	1,110	$687	3-month USD- LIBOR-BBA	11.95	2/15/12	(179,713)
Citigroup Global Markets	TRY	2,367	$1,427	3-month USD- LIBOR-BBA	12.10	2/15/12	(424,382)
Citigroup Global Markets	TRY	3,434	$2,044	3-month USD- LIBOR-BBA	12.46	8/14/13	(537,547)
Citigroup Global Markets	TRY	1,152	$771	3-month USD- LIBOR-BBA	10.05	11/6/13	(15,111)
Credit Suisse First Boston, Inc.	TRY	1,799	$1,039	3-month USD- LIBOR-BBA	12.45	2/15/12	(367,770)
JPMorgan Chase Bank	TRY	26	$18	3-month USD- LIBOR-BBA	10.10	11/6/13	(370)

							$(1,594,027)

TRY	-	New Turkish Lira

The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written currency call options activity for the fiscal year to date ended January 31, 2010 was as follows:

	Principal Amount
	of Contracts		Premiums
	(000’s omitted)		Received
Outstanding, beginning of period	JPY	1,057,000	$135,484

Outstanding, end of period	JPY	1,057,000	$135,484

JPY	-	Japanese Yen

At January 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Fund may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. The Fund may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing. The Fund may also purchase or write currency option contracts to enhance return.

Interest Rate Risk: The Fund holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate and cross-currency swap contracts. The Fund may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2010 was as follows:

		Fair Value
		Asset		Liability
Risk	Derivative	Derivatives		Derivatives
Credit	Credit Default Swaps	$583,930		$(2,025,044)

		$583,930		$(2,025,044)

Foreign Exchange	Currency Options Purchased	$158,998		$—
Foreign Exchange	Currency Options Written	—		(9,602)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	2,350,652		(1,285,088)

		$2,509,650		$(1,294,690)

Interest Rate	Cross-Currency Swaps	$—		$(1,594,027)
Interest Rate	Futures Contracts	23,709	*	(14,214)*
Interest Rate	Interest Rate Swaps	—		(33,349)

		$23,709		$(1,641,590)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$431,383,237

Gross unrealized appreciation	$21,604,945
Gross unrealized depreciation	(13,029,615)

Net unrealized appreciation	$8,575,330

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests	$—	$167,954,949	$473,504	$168,428,453
Collateralized Mortgage Obligations	—	25,871,990	—	25,871,990
Commercial Mortgage-Backed Securities	—	8,157,233	—	8,157,233
Mortgage Pass-Throughs	—	142,526,203	—	142,526,203
Asset-Backed Securities	—	319,750	—	319,750
Corporate Bonds & Notes	—	808,293	—	808,293
Foreign Corporate Bonds & Notes	—	2,653,898	—	2,653,898
Foreign Government Securities	—	29,130,930	803,471	29,934,401
Common Stocks	48,873	187,711	12,402	248,986
Currency Options Purchased	—	158,998	—	158,998
Short-Term Investments	1,788,213	59,062,149	—	60,850,362

Total Investments	$1,837,086	$436,832,104	$1,289,377	$439,958,567

Forward Foreign Currency Exchange Contracts	$—	$2,350,652	$—	$2,350,652
Futures Contracts	23,709	—	—	23,709
Swap Contracts	—	583,930	—	583,930

Total	$1,860,795	$439,766,686	$1,289,377	$442,916,858

Liability Description

Currency Options Written	$—	$(9,602)	$—	$(9,602)
Forward Foreign Currency Exchange Contracts	—	(1,285,088)	—	(1,285,088)
Futures Contracts	(14,214)	—	—	(14,214)
Swap Contracts	—	(3,652,420)	—	(3,652,420)

Total	$(14,214)	$(4,947,110)	$—	$(4,961,324)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments in
	Senior	Foreign
	Floating-Rate	Government	Investments in
	Interests	Securities	Common Stocks	Total
Balance as of October 31, 2009	$473,504	$711,596	$12,402	$1,197,502
Realized gains (losses)	—	—	—	—
Change in net unrealized appreciation (depreciation)	(422)	91,875	—	91,453
Net purchases (sales)	—	—	—	—
Accrued discount (premium)	422	—	—	422
Net transfers to (from) Level 3	—	—	—	—

Balance as of January 31, 2010	$473,504	$803,471	$12,402	$1,289,377

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2010	$(422)	$91,875	$—	$91,453

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010